Janus Henderson Mid Cap Value Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.83%	9.78%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.46%	7.30%	7.78%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.82%	7.85%	7.74%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.38%	8.46%	8.34%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	8.89%	8.76%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.94%	9.01%	8.88%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.18%	8.20%	8.07%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	6.46%	6.52%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.43%	6.63%	6.55%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.70%	8.75%	8.62%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.